Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Net revenues		$ 6,363,076	$ 6,565,367
Cost of revenues		(5,981,320)	(5,893,899)
Gross profit		381,756	671,468
Selling and marketing		(97,096)	(117,772)
General and administrative		(3,266,566)	(1,200,042)
Research and development		(114,186)	(389,572)
Total operating expenses		(3,477,848)	(1,707,386)
Loss from operations		(3,096,092)	(1,035,918)
Other income (expenses):
Interest expenses		(126,303)	(73,002)
Interest income		387,644	64,887
Non-operating income (expenses), net		(834,258)	131,092
Loss from disposal of a subsidiary		(47)
Total other (expenses) income, net		(572,964)	122,977
Loss from continuing operations before income taxes and share of loss of equity method investments		(3,669,056)	(912,941)
Income tax expense		(38,193)	(21,334)
Share of loss of equity method investments		(33,003)	(93,799)
Net loss from continuing operations		(3,740,252)	(1,028,074)
Loss from operations of discontinued operations before income taxes and share of loss of equity method investments			(165,626)
Income tax expenses
Share of loss of equity method investments			(63,152)
Net loss from discontinued operations			(228,778)
Net loss		(3,740,252)	(1,256,852)
Less: Net loss attributable to non-controlling interests from continuing operations		(131,225)	(68,549)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		(3,609,027)	(959,525)
Net loss from discontinued operations			(228,778)
Less: Net loss attributable to non-controlling interests from discontinued operations			(52,296)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation			(176,482)
Net loss attributable to non-controlling interests		(131,225)	(120,845)
Net loss attributable to EZGO Technologies Ltd.’s shareholders		$ (3,609,027)	$ (1,136,007)
Net loss from continuing operations per ordinary share:
Basic (in Dollars per share)	[1]	$ (52.98)	$ (725.26)
Diluted (in Dollars per share)	[1]	(52.98)	(725.26)
Net loss from discontinued operation per ordinary share:
Basic (in Dollars per share)	[1]		(133.4)
Diluted (in Dollars per share)	[1]		(133.4)
Net loss per ordinary share:
Basic (in Dollars per share)	[1]	(52.98)	(858.66)
Diluted (in Dollars per share)	[1]	$ (52.98)	$ (858.66)
Weighted average shares outstanding
Basic (in Shares)	[1]	68,120	1,323
Diluted (in Shares)	[1]	68,120	1,323
Third parties
Cost of revenues		$ (5,981,320)	$ (5,785,506)
Related parties
Cost of revenues			$ (108,393)

[1]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.